Business And Nature Of Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Number of significant lessees	2
Operating Lease One [Member]
Revenue, Major Customer [Line Items]
Royalty revenue derived from major customer	$ 11,469,000	$ 13,685,000	$ 10,073,000
Operating Lease Two [Member]
Revenue, Major Customer [Line Items]
Royalty revenue derived from major customer	$ 10,625,000	$ 11,334,000	$ 9,167,000